Liquidity and mergers (Details Narrative) - USD ($)	Aug. 15, 2022	Jun. 30, 2022
Subsequent Event [Line Items]
Additional cash received		$ 8,999
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional cash received	$ 73,800,000